Financial instruments - market and other risks - Sensitivity analysis for types of currency risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Cash at bank and in hand	$ 41,448	$ 102,189
Euro Member Countries, Euro | Currency risk
Disclosure of detailed information about financial instruments [line items]
Increase in risk variable, impact on equity	211	532	$ 473
Increase in risk variable, impact on profit (loss)	$ (7,113)	$ (10,025)	$ (9,565)